Voya Separate Portfolios Trust
Voya Target In-Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund,
Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund,
Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated May 31, 2018
To the Funds’ Class A and I shares Prospectus, Class R6 shares Prospectus, and
Class T shares Prospectus, each dated September 29, 2017
(each a “Prospectus” and collectively the “Prospectuses”)
At a meeting held on May 8, 2018, the Funds’ shareholders approved a new management agreement for the Funds effective June 1, 2018. In addition, in conjunction with the new management agreement the Funds’ expense limits are also revised.
Effective June 1, 2018, the Funds’ Prospectuses are revised as follows:
1.	The following is included in the first paragraph of the section entitled “Fees and Expenses of the Fund” of each Fund’s Prospectuses:
The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services and administrative services), custodial, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee. The Fund is responsible for applicable fees paid to financial intermediaries (which may in the future include affiliates of the Adviser) that maintain omnibus accounts and/or provide shareholder or participant record keeping services on behalf of their clients as well as any distribution or shareholder servicing plan payments, interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses.
2.	The sub-section entitled “Fees and Expenses of the Fund - Annual Fund Operating Expenses” and “Fees and Expenses of the Fund - Expense Example” of each Fund‘s Prospectuses is deleted and replaced with the following:
VOYA TARGET IN-RETIREMENT FUND
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	0.01	None
Acquired Fund Fees and Expenses	%	0.06	0.06
Total Annual Fund Operating Expenses[3]	%	0.72	0.46
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.72	0.46
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$644	792	953	1,418
I	Sold or Held	$47	148	258	579

Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses[2]	0.46%
Waivers and Reimbursements[3]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.46%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$47	148	258	579
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.01%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses[3]	0.72%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.72%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$322	474	641	1,122
VOYA TARGET RETIREMENT 2020 FUND
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None

Class		A	I
Other Expenses	%	0.02	None
Acquired Fund Fees and Expenses	%	0.07	0.07
Total Annual Fund Operating Expenses[3]	%	0.74	0.47
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.74	0.47
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$646	798	963	1,441
I	Sold or Held	$48	151	263	591
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses[2]	0.47%
Waivers and Reimbursements[3]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.47%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$48	151	263	591
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.02%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses[3]	0.74%
Waivers and Reimbursements[4]	None

Class	T
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.74%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$324	481	651	1,145
VOYA TARGET RETIREMENT 2025 FUND
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	None	None
Acquired Fund Fees and Expenses	%	0.07	0.07
Total Annual Fund Operating Expenses[3]	%	0.72	0.47
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.72	0.47
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$644	792	953	1,419
I	Sold or Held	$48	151	263	591
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses[2]	0.47%
Waivers and Reimbursements[3]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.47%
1	Expense information has been restated to reflect current contractual rates.

2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$48	151	263	591
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	None
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses[3]	0.72%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.72%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$322	474	641	1,122
VOYA TARGET RETIREMENT 2030 FUND
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	0.01	None
Acquired Fund Fees and Expenses	%	0.08	0.08
Total Annual Fund Operating Expenses[3]	%	0.74	0.48
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.74	0.48
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of thIs obligation requires approval by the Fund’s board.

Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$646	798	963	1,441
I	Sold or Held	$49	154	269	604
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses[2]	0.48%
Waivers and Reimbursements[3]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.48%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$49	154	269	604
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.01%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses[3]	0.74%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.74%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$324	481	651	1,145

VOYA TARGET RETIREMENT 2035 FUND
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	None	None
Acquired Fund Fees and Expenses	%	0.09	0.09
Total Annual Fund Operating Expenses[3]	%	0.74	0.49
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.74	0.49
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$646	798	963	1,441
I	Sold or Held	$50	157	274	616
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses[2]	0.49%
Waivers and Reimbursements[3]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.49%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$50	157	274	616
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.40%

Class	T
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	None
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses[3]	0.74%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.74%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$324	481	651	1,145
VOYA TARGET RETIREMENT 2040 FUND
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	0.01	None
Acquired Fund Fees and Expenses	%	0.10	0.10
Total Annual Fund Operating Expenses[3]	%	0.76	0.50
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.76	0.50
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$648	804	973	1,463
I	Sold or Held	$51	160	280	628
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None

Class	R6
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses[2]	0.50%
Waivers and Reimbursements[3]	(0.01)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.49%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$50	159	279	627
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.01%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses[3]	0.76%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.76%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$326	487	662	1,169
VOYA TARGET RETIREMENT 2045 FUND
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	0.02	None
Acquired Fund Fees and Expenses	%	0.11	0.11
Total Annual Fund Operating Expenses[3]	%	0.78	0.51
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.78	0.51

1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$650	810	983	1,486
I	Sold or Held	$52	164	285	640
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses[2]	0.51%
Waivers and Reimbursements[3]	(0.02)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.49%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$50	162	283	639
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.02%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses[3]	0.78%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.78%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$328	493	672	1,192
VOYA TARGET RETIREMENT 2050 FUND
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	0.01	None
Acquired Fund Fees and Expenses	%	0.11	0.11
Total Annual Fund Operating Expenses[3]	%	0.77	0.51
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.77	0.51
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$649	807	978	1,474
I	Sold or Held	$52	164	285	640
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses[2]	0.51%
Waivers and Reimbursements[3]	(0.02)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.49%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$50	162	283	639

Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.01%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses[3]	0.77%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.77%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$327	490	667	1,180
VOYA TARGET RETIREMENT 2055 FUND
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	0.02	None
Acquired Fund Fees and Expenses	%	0.11	0.11
Total Annual Fund Operating Expenses[3]	%	0.78	0.51
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.78	0.51
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$650	810	983	1,486
I	Sold or Held	$52	164	285	640
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.40%

Class	R6
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses[2]	0.51%
Waivers and Reimbursements[3]	(0.02)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.49%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$50	162	283	639
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.02%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses[3]	0.78%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.78%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$328	493	672	1,192
VOYA TARGET RETIREMENT 2060 FUND
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	0.01	None
Acquired Fund Fees and Expenses	%	0.11	0.11
Total Annual Fund Operating Expenses[3]	%	0.77	0.51

Class		A	I
Waivers and Reimbursements[4]	%	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.77	0.51
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher that the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% and 0.64% for Class A and Class I shares, respectively, through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$649	807	978	1,474
I	Sold or Held	$52	164	285	640
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses[2]	0.51%
Waivers and Reimbursements[3]	(0.02)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.49%
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.49% for Class R6 shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$50	162	283	639
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.01%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses[3]	0.77%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.77%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.

3	Total Annual Fund Operating Expenses may be higher that the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.89% for Class T shares through October 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Expense Example

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$327	490	667	1,180
3.	The sub-section entitled “Management of the Fund – Management Fees” of each Fund’s Prospectuses is revised to include the following at the end of the section:
At a meeting held on May 8, 2018, the Funds’ shareholders approved a new Management Agreement effective June 1, 2018. Prior to June 1, 2018, the Funds paid the Adviser a management fee at the rate of 0.40% of average daily net assets for assets invested in direct investments and a management fee at the rate of 0.10% of average daily net assets for assets invested in affiliated Underlying Funds. Under the previous Management Agreement, the Adviser provided only advisory, asset allocation, and certain limited administrative services.
Under the new Management Agreement, the Funds pay the Adviser a management fee at the rate of 0.40% of average daily net assets on all investments regardless of whether those investments are in affiliated Underlying Funds. In addition, the Adviser assumes responsibility for most of the Funds’ administrative costs including custodial, transfer agency, fund accounting, auditing, and ordinary legal services. The Funds continue to be responsible for fees paid to financial intermediaries (which may in the future include affiliates of the Adviser) that maintain omnibus accounts and/or provide shareholder or participant record keeping services on behalf of their clients (“Sub-TA fees”) as well as any distribution or shareholder servicing plan payments, interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses.
4.	The following is included in the sub-section entitled “Key Information about the Underlying Funds – Affiliated Underlying Funds” of each Fund’s Prospectuses:
Underlying Fund: Voya U.S. High Dividend Low Volatility Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximize total return.
Main Investments: The fund invests primarily in equity securities of issuers in the Russell 1000® Index (“Index”). The sub-adviser seeks to maximize total return to the extent consistent with maintaining lower volatility than the Index. The fund may invest in derivative instruments including, but not limited to, index futures. The fund typically uses derivatives as a substitute for purchasing securities included in the Index or for the purpose of maintaining equity market exposure on its cash balance. The fund may also invest in real estate-related securities, including real estate investment trusts. The fund may invest in other companies, including exchange-traded funds, to the extent permitted under the 1940 Act, as amended, and the rules and regulations, and exemptive orders thereunder. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.
Main Risks: Company, derivative instruments, dividend, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

5.	The following is included in the sub-section entitled “Key Information about the Underlying Funds – Unaffiliated Underlying Funds” of each Fund’s Prospectuses:
Underlying Fund: TIAA-CREF Emerging Markets Equity Index Fund
Investment Adviser: Teachers Advisors, LLC
Investment Objective: Favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging market equity investments based on a market index.
Main Investments: Under normal circumstances, the fund invests at least 80% of its assets in equity securities that comprise its benchmark index, the MSCI Emerging Markets® Index (“Index”), or in instruments with economic characteristics similar to all or a portion of the Index. The Index measures equity market performance in the global emerging markets. The fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment attributes of its benchmark index. The fund is designed to track various emerging market equity markets as a whole or a segment of these markets. The fund primarily invests its assets in equity securities its investment adviser has selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the fund’s ability to match the returns of the Index is negatively affected by the costs of buying and selling securities as well as the fund’s fees and other expenses.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Voya Separate Portfolios Trust
Voya Target In-Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund,
Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund,
Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated May 31, 2018
To the Funds’ Class A, Class I, Class R6, and Class T Statement of Additional Information dated September 29, 2017
(the “SAI”)
At a meeting held on May 8, 2018, the Funds’ shareholders approved a new management agreement for the Funds effective June 1, 2018. In addition, in conjunction with the new management agreement the Funds’ expense limits are also revised.
Effective June 1, 2018, the Funds’ SAI is revised as follows:
1.	The following paragraph is included in the sub-section entitled “Adviser – Investment Management Services” of the Funds’ SAI:
Finally, effective June 1, 2018, the Adviser has assumed responsibility for certain additional expenses of each Fund including: (i) the expenses of all audits by each Fund’s independent public accountants; (ii) expenses of the transfer agent, registrar, dividend disbursing agent, and shareholder record keeping services; (iii) expenses of the custodial services; (iv) expenses of obtaining quotations for calculating net asset value; (v) expenses of obtaining Portfolio Activity Reports and Analyses of International Management reports; (vi) expenses of maintaining tax records; (vii) costs incidental to meetings of shareholders, the preparation and mailing of prospectuses and reports, the filing of reports with regulatory bodies, the maintenance of each Fund’s existence and qualification to do business, and the registration of shares; (viii) ordinary legal fees; (ix) distribution expenses net of Rule 12b-1 distribution fees made pursuant to the Rule 12b-1 Distribution Plan for eligible distribution-related expenses pursuant to such Plan, among others. Each Fund continues to be responsible for: (a) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of the Adviser or its affiliates; (b) taxes levied against a Fund; (c) brokerage fees and commissions in connection with the purchase and sale of portfolio securities; (d) costs of borrowing money; (e) fees paid to intermediaries that maintain omnibus accounts on the records of the transfer agent and/or provide shareholder or participant record keeping services on behalf of their clients, provided that such fees may be borne only by those share classes that permit the payment of such fees; (f) Trustees’ fees and expenses of the Trustees who are not officers, employees, or stockholders of the Adviser, any Sub-Adviser, or any of their affiliates; (g) extraordinary expenses; and (h) Trustees and Officers Errors and Omissions Insurance coverage for the Independent Trustees.
2.	The sub-section entitled “Adviser – Management Fees” of the Funds’ SAI is deleted and replaced with the following:
Management Fees
The Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including executive salaries and expenses of the Trustees and officers of the Trust who are employees of the Adviser or its affiliates, except the CCO and the CIRO. The Adviser pays the fees of the Sub-Adviser.
As compensation for its services, each Fund pays the Adviser, expressed as an annual rate, a fee equal to the following as a percentage of each Fund’s average daily net assets. The fee is accrued daily and paid monthly. The following table should be read in conjunction with the section below entitled “Contractual Management Fee Changes.”
Annual Management Fee
0.40% of each Fund’s average daily net assets.
1

3.	The sub-section entitled “Adviser – Contractual Management Fee Changes” of the Funds’ SAI is deleted and replaced with the following:
Contractual Management Fee Changes
Prior to January 1, 2015, each Fund did not pay an administrative services fee.
At a meeting held on May 8, 2018, shareholders of each Fund approved a new Investment Management Agreement between the Trust and the Adviser to be effective June 1, 2018 which replaced the Amended and Restated Management Agreement dated May 1, 2015. Prior to June 1, 2018, the management fee was: 0.10% of the Fund’s average daily net assets if the Fund was invested in Underlying Funds and 0.40% of the Fund’s average daily net assets if the Fund was invested in Direct Investments. For purposes of the Amended and Restated Management Agreement Underlying Funds meant open-end investment companies registered under the 1940 Act within the Voya family of funds and Direct Investments meant assets which were not Underlying Funds. Prior to May 1, 2015, each Fund had a separate investment management agreement and administration agreement. On March 12, 2015, the Board approved combining these agreement into a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Amended and Restated Investment Management Agreement did not exceed the former combined investment management and administrative services fee rates and, under the Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
2